Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Schedule of minimum lease payments

The minimum lease payments for the Chandler, AZ facilities that are required over the next five years are shown below.

Minimum Lease Payments
2014	$143,492
2015	148,281
2016	-
2017	-
2018	-
Thereafter	-
$291,773